Income Tax (Tables)	12 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Schedule of major components of income tax (expense) benefit
The major components of income tax (expense) benefit for the fiscal years ended 2019, 2018 and 2017 are as follows:

	Fiscal Year Ended June 30,
	2019	2018	2017
	(U.S. $ in thousands)
		*As Adjusted	*As Adjusted
Current income tax:
Current income tax charge	$(15,788)	$(1,956)	$(11,518)
Adjustments in respect of current income tax of previous years	(361)	(48)	(25)
Deferred tax:
Benefit (expense) relating to origination and reversal of temporary differences	30,417	(19,934)	25,864
Adjustments in respect of temporary differences of previous years	(46,333)	(33,363)	630
Income tax (expense) benefit	$(32,065)	$(55,301)	$14,951

* As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.

Schedule of reconciliation of income tax (expense) benefit
A reconciliation between income tax (expense) benefit and the product of accounting loss multiplied by the U.K.'s domestic tax rate for the fiscal years ended 2019, 2018 and 2017, is as follows:

	Fiscal Year Ended June 30,
	2019	2018	2017
	(U.S. $ in thousands)
		*As Adjusted	*As Adjusted
Loss before income tax (expense) benefit	$(605,556)	$(58,131)	$(52,400)
At the U.K.’s statutory income tax rate of 19% in fiscal 2019 and 2018, and 19.75% in fiscal 2017	115,031	12,508	11,781
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	660	2,620	18,404
Non-deductible charges relating to exchangeable senior notes	(104,445)	(3,195)	—
Share-based payment	(3,729)	(11,199)	(9,946)
Amortization of intangible assets that do not give rise to deferred taxes	(4)	(31)	(673)
Foreign tax rate adjustment	1,685	(4,968)	(1,990)
Adjustment to deferred tax balance	6,337	(14,602)	(332)
Other items, net	(906)	(3,023)	(2,898)
	14,629	(21,890)	14,346
Adjustments in respect to current income tax of previous years	(361)	(48)	(25)
Adjustments in respect to deferred income tax of previous years	(46,333)	(33,363)	630
Income tax (expense) benefit	$(32,065)	$(55,301)	$14,951

* As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.

Schedule of reconciliation of deferred tax assets, net
Details of deferred taxes, recognized and unrecognized:

	Consolidated Statements of Financial Position		Consolidated Statements of Operations

	As of June 30,		Fiscal Year Ended June 30,
	2019	2018	2019	2018
	(U.S. $ in thousands)
		*As Adjusted		*As Adjusted
Depreciation for tax purposes	$35	$2,537	$(2,564)	$1,415
Provisions, accruals and prepayments	(454)	7,241	(7,164)	95
Deferred revenue	(3,073)	22,650	(23,932)	10,714
Unrealized foreign currency exchange (gains) losses	(428)	(410)	(101)	(226)
Unrealized investment (gains) losses	(8,213)	1,644	(405)	—
Carried forward tax losses (gains)	2,034	850	(409)	(34,221)
Carried forward tax credits—credited to profit and loss	2,452	5,456	(3,005)	(41,546)
Intangible assets	9,943	16,620	13,095	50,680
Tax benefit (expense) from share plans—income	551	216	331	(30,379)
Tax benefit (expense) from share plans—equity	889	127	300	(123)
Deferred foreign taxes	—	(9,460)	10,605	(10,605)
Other, net	(524)	(411)	(2,668)	899
Deferred tax benefit	—	—	$(15,917)	$(53,297)
Deferred tax assets, net	$3,212	$47,060
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	$17,084	$59,220
Deferred tax liabilities	(13,872)	(12,160)
Deferred tax assets, net	$3,212	$47,060
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes	4,804	2,221
Provisions, accruals and prepayments	13,421	314
Deferred revenue	37,342	15,723
Unrealized foreign currency exchange gains	—	215
Unused tax losses	401,108	161,513
Intangible assets	1,963,534	2,054,530
Tax benefit from share plans- income	45,849	30,114
Tax benefit from share plans- equity	109,061	62,719
Capital loss	1,391	1,391
Carried forward tax credits- credited to profit and loss	47,537	30,418
Unrealized loss on investments	1,076	160
Other, net	10,610	5,800
	$2,635,733	$2,365,118

* As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.

	2019	2018
	(U.S. $ in thousands)
		*As Adjusted
Reconciliation of deferred tax assets, net
Balance at the beginning of	$47,060	$140,532
Deferred tax expense for the year	(15,916)	(53,297)
Debited to equity	(8,884)	(40,092)
Adjustment in respect of income tax payable	—	(83)
Impact from business combinations	(19,092)	—
Currency revaluation impact	44	—
Balance at the ending of	$3,212	$47,060

* As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.

Schedule of current and net deferred tax recognized directly in equity

	2019	2018
	(U.S. $ in thousands)
Amounts recognized directly in equity:
Net deferred tax—debited directly to equity	(8,884)	(40,092)
	$(8,884)	$(40,092)

Schedule of losses and credits available for offsetting future profit and taxes
The Group has the following losses and credits available for offsetting future profit and taxes:

	Expiration	Amount carried forward	Amount recognized as of June 30, 2019
U.S. net operating loss (Pre - 2017 Tax Reform)	June 30, 2032-December 30, 2037	$128,705	$137
U.S. net operating loss (Post - 2017 Tax Reform)	None	$1,631,941	$1,740
State net operating loss- various states	June 30, 2024-June 30, 2039	$670,960	$156
U.K. net operating loss	None	$1	$—
U.S. research and development credits	June 30, 2031-June 30, 2030	$33,490	$170
State research and development credits- California	None	$13,599	$65
State research and development credits- Texas	June 30, 2036-June 30, 2039	$2,277	$2,218
Australia capital loss	None	$4,637	$—
State enterprise zone credits	June 30, 2020-June 30, 2024	$685	$3